RELATED-PARTY TRANSACTIONS (Details Narrative)										1 Months Ended									2 Months Ended		3 Months Ended		4 Months Ended		9 Months Ended	12 Months Ended
	Nov. 25, 2024 USD ($) $ / shares shares	Nov. 25, 2024 USD ($) $ / shares shares	Nov. 25, 2024 USD ($) $ / shares shares	Nov. 25, 2024 USD ($) $ / shares shares	Nov. 25, 2024 USD ($) bbl $ / shares shares	Nov. 25, 2024 USD ($) Integer $ / shares shares	Nov. 25, 2024 USD ($) d $ / shares shares	Nov. 22, 2024 shares	Jul. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2024 USD ($) bbl	Sep. 30, 2024 USD ($) bbl $ / shares shares	Aug. 31, 2024 $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($)	Apr. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) bbl $ / shares	Oct. 31, 2023 shares	Jan. 31, 2023 USD ($)	May 20, 2025 shares	May 19, 2025 shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares	Apr. 28, 2025 $ / shares shares	Apr. 15, 2025 shares	Sep. 30, 2024 bbl $ / shares shares	Dec. 31, 2024 USD ($) d $ / shares shares	Dec. 31, 2023 USD ($) bbl $ / shares shares	May 29, 2025 $ / shares shares	May 02, 2025 $ / shares shares	May 01, 2025 $ / shares shares	Apr. 17, 2025 $ / shares	Apr. 01, 2025 $ / shares	Jan. 24, 2025 $ / shares	Jul. 01, 2024 $ / shares shares	Apr. 01, 2024 shares	Feb. 29, 2024 shares	Oct. 30, 2023 shares	Sep. 30, 2023 USD ($)	Dec. 31, 2022 shares
Related Party Transaction [Line Items]
Management fee | $																					$ 45,000	$ 45,000				$ 180,000	$ 180,000
Number of barrels | bbl																600											1,200
Prepayment amount | $																		$ 1,000,000
Warrants issued																					915,383					796,176	116,928
Class of warrant exercise price | $ / shares																																	$ 1.10
Prepaid warrants exercised												2,816,291
Aggregate principal amount | $																										$ 3,758,595	$ 14,270,956
Aggregate cash proceed | $																										$ 0	$ 4,675,000
Warrant outstanding																	10,000,000				70,000,000					70,000,000	10,000,000										3,000,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Warrants issued																							327,868
Class of warrant exercise price | $ / shares																																	$ 1.10
IPO [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00
Stock price | $ / shares	4.00	4.00	4.00	4.00	4.00	4.00	4.00				$ 5.00					$ 4.00						$ 4.00			$ 5.00
IPO [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Stock price | $ / shares																																$ 4.00
$12 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Stock price | $ / shares	4.00	4.00	4.00	4.00	4.00	4.00	4.00
$20 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Stock price | $ / shares	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00
Warrant [Member]
Related Party Transaction [Line Items]
Warrants issued																					186,369
Warrant [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Warrant outstanding																				718,493
6.00 Warrant [Member]
Related Party Transaction [Line Items]
Warrants issued																										83,333
Class of warrant exercise price | $ / shares											6.00														6.00	$ 6.00
6.00 Warrant [Member] | IPO [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares											6.00														$ 6.00
Warrants Accounts Receivable Factoring Agreement [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares																																		$ 6.00
Warrants term																																		5 years
Warrant outstanding																																		66,549
Prepaid Warrants [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares																					$ 0.001
Warrant outstanding																					2,619,433					3,871,992	507,394
Prepaid warrants exercised																					1,252,559
Prepaid warrants exercised																					1,250,777					2,816,291
Prepaid Warrants [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Warrants issued																			327,868
Class of warrant exercise price | $ / shares																							$ 0.001								$ 0.001
Warrant outstanding																				1,874,341			1,919,433
Prepaid warrants exercised																				327,868			1,252,559
Prepaid warrants exercised																							1,250,777
Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Trading days | d							10
$8 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued	762,488	762,488	762,488	762,488	762,488	762,488	762,488														625,446					725,608
Class of warrant exercise price | $ / shares	$ 8	$ 8	$ 8	$ 8	$ 8	$ 8	$ 8														$ 8					$ 8
Trading days					10	10
Exercise price of the warrant percentage				200.00%
Share conversion threshold period	24 months
$12 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued	1,524,976	1,524,976	1,524,976	1,524,976	1,524,976	1,524,976	1,524,976														1,250,892					1,451,216
Class of warrant exercise price | $ / shares	$ 12	$ 12	$ 12	$ 12	$ 12	$ 12	$ 12														$ 12					$ 12
Trading days						10	10
Exercise price of the warrant percentage				300.00%
Share conversion threshold period	42 months
$20 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued	1,906,220	1,906,220	1,906,220	1,906,220	1,906,220	1,906,220	1,906,220														1,563,615					1,814,020
Class of warrant exercise price | $ / shares	$ 20	$ 20	$ 20	$ 20	$ 20	$ 20	$ 20														$ 20					$ 20
Trading days | Integer						10
Exercise price of the warrant percentage				500.00%
Share conversion threshold period	60 months
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of barrels | bbl																									525
Subscription purchase of shares									11,328				11,328								494,840
Class of warrant exercise price | $ / shares											$ 1.838														$ 1.838
Shares of preferred stock											93,789														93,789
Class of warrant exercise price | $ / shares	$ 4.00	4.00	4.00	$ 4.00	4.00	$ 4.00	4.00														$ 5.00					$ 5.00
Series A Preferred Stock [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Subscription purchase of shares																														210,700
Warrants issued																												129,998	129,998	116,263
Class of warrant exercise price | $ / shares																												$ 4.00	$ 4.00	$ 4.00
Series A Preferred Stock [Member] | IPO [Member]
Related Party Transaction [Line Items]
Stock price | $ / shares											$ 4.00														$ 4.00
Series A Preferred Stock [Member] | 6.00 Warrant [Member]
Related Party Transaction [Line Items]
Warrants issued											937,959														937,959
Class of warrant exercise price | $ / shares											$ 6.00														$ 6.00
Class of warrant exercise price | $ / shares											6.00														6.00
Share price | $ / shares											1.838														1.838
Series A Preferred Stock [Member] | Prepaid Warrants [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Prepaid warrants exercised																			700,000
Common Stock [Member]
Related Party Transaction [Line Items]
Warrant outstanding																																					9,500,000
Common Stock [Member] | Prepaid Warrants [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Prepaid warrants exercised																				1,072,960
Whiskey Note [Member]
Related Party Transaction [Line Items]
Debt conversion, original debt, amount | $																$ 500,000
Aggregate principal | $																672,500
Accounts Receivable Factoring Agreement [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00		$ 5.00				$ 5.00
Warrants converted			18,728						14,983
Accounts Receivable Factoring Agreement [Member] | 6.00 Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares									$ 6.00				$ 6.00
Warrant outstanding									86,864				86,864
Accounts Receivable Factoring Agreement [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Accounts receivable factoring arrangement | $													$ 329,633
Convertible promissory notes converted													32,963
Accounts Receivable Factoring Agreement [Member] | Common Stock [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrants issued									14,983				14,983
Class of warrant exercise price | $ / shares									$ 5.00				$ 5.00
2022 and 2023 Convertible Promissory Notes [Member] | Prepaid Warrants [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Warrants converted																					507,394					507,394
2022 and 2023 Convertible Notes [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares															$ 6.00
Warrant outstanding															908,334
Aggregate principal amount | $	$ 15,278,168	$ 15,278,168	$ 15,278,168	$ 15,278,168	$ 15,278,168	$ 15,278,168	$ 15,278,168
2022 and 2023 Convertible Notes [Member] | IPO [Member]
Related Party Transaction [Line Items]
Convertible promissory notes converted			3,312,148
Stock price | $ / shares	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00
2022 and 2023 Convertible Notes [Member] | Prepaid Warrants [Member]
Related Party Transaction [Line Items]
Warrants converted			507,394
2022 and 2023 Convertible Notes [Member] | Prepaid Warrants [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Warrants converted																								1,420,406
2022 and 2023 Convertible Notes [Member] | Common Stock [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Convertible promissory notes converted																	1,717,559
Whiskey Special Ops 2023 Notes [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00								$ 5.00
Warrant outstanding	1,657,718	1,657,718	1,657,718	1,657,718	1,657,718	1,657,718	1,657,718								755,919
Share price | $ / shares																										$ 1.00
Trading days | d																										20
Exercise price of the warrant percentage				125.00%																						125.00%
Convertible debt | $	$ 8,526,245	$ 8,526,245	$ 8,526,245	$ 8,526,245	$ 8,526,245	$ 8,526,245	$ 8,526,245								$ 8,678,433												$ 2,975,000
Warrant liability fair value | $	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0																				1,512,692
Whiskey Special Ops 2023 Notes [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Aggregate principal amount | $																10,000,000						$ 10,000,000																$ 5,000,000
Convertible notes payable, fair Value | $															$ 23,311,063
Whiskey Special Ops 2023 Notes [Member] | Prepaid Warrants [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Warrants converted															546,927											546,927
Whiskey Special Ops 2023 Notes [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Warrant outstanding	197,013	197,013	197,013	197,013	197,013	197,013	197,013
Common Stock [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares												$ 5.00
Warrant outstanding												19,983
Warrant outstanding																	9,500,000																		69,500,000
Common Stock [Member] | 2022 and 2023 Convertible Notes [Member]
Related Party Transaction [Line Items]
Convertible promissory notes converted																					3,312,148					3,312,148
Related Party [Member]
Related Party Transaction [Line Items]
Prepayment amount | $																500,000		$ 1,000,000
Accounts receivable factoring arrangement | $													$ 299,667
Stock price | $ / shares	$ 5.00	$ 5.00	$ 5.00	$ 5.00	$ 5.00	$ 5.00	$ 5.00
Related Party [Member] | Warrant [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Warrant outstanding																				290,625
Related Party [Member] | 6.00 Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares									$ 6.00		$ 6.00		$ 6.00												$ 6.00
Warrants converted													29,705
Warrant outstanding											321,026														321,026
Related Party [Member] | Warrants Accounts Receivable Factoring Agreement [Member]
Related Party Transaction [Line Items]
Accounts receivable factoring arrangement | $									$ 166,667
Warrant outstanding									166,667				166,667
Related Party [Member] | Prepaid Warrants [Member]
Related Party Transaction [Line Items]
Warrant outstanding																					1,203,783
Prepaid warrants exercised																					1,117,559
Prepaid warrants exercised																					1,115,909
Related Party [Member] | Prepaid Warrants [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Warrant outstanding																				862,125			1,203,783
Prepaid warrants exercised																				341,658			1,117,559
Prepaid warrants exercised																							1,115,909
Related Party [Member] | $8 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued	128,358	128,358	128,358	128,358	128,358	128,358	128,358														0					115,456
Related Party [Member] | $12 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued	256,716	256,716	256,716	256,716	256,716	256,716	256,716														0					230,912
Related Party [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued	320,895	320,895	320,895	320,895	320,895	320,895	320,895														0					288,640
Related Party [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of barrels | bbl																									50
Convertible promissory notes converted												29,661
Shares of preferred stock											59,001														59,001
Stock price | $ / shares	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00
Related Party [Member] | Series A Preferred Stock [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Warrants issued																														75,702
Class of warrant exercise price | $ / shares																														$ 4.00
Related Party [Member] | Series A Preferred Stock [Member] | 6.00 Warrant [Member]
Related Party Transaction [Line Items]
Warrants issued											590,045														590,045
Related Party [Member] | Common Stock [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Warrants converted								250,000
Convertible promissory notes converted								250,000
Related Party [Member] | Common Stock [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrants issued									5,000				5,000
Class of warrant exercise price | $ / shares									$ 5.00				$ 5.00
Related Party [Member] | Common Stock [Member] | 5.00 Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares	5.00	5.00	$ 5.00	5.00	5.00	5.00	5.00
Warrants converted			5,000
Related Party [Member] | Common Stock [Member] | 4.00 Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares	4.00	4.00	$ 4.00	4.00	4.00	4.00	4.00
Warrants converted			6,250
Related Party [Member] | Common Stock [Member] | Warrants Accounts Receivable Factoring Agreement [Member]
Related Party Transaction [Line Items]
Warrant outstanding									44,333				44,333
Related Party [Member] | Whiskey Note [Member]
Related Party Transaction [Line Items]
Debt conversion, original debt, amount | $																500,000
Aggregate principal | $																$ 672,500
Related Party [Member] | Accounts Receivable Factoring Agreement [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00		$ 5.00				$ 5.00
Warrants converted			10,416						8,333
Related Party [Member] | Accounts Receivable Factoring Agreement [Member] | 6.00 Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares									$ 6.00				$ 6.00
Related Party [Member] | Convertible 2022 Notes [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Aggregate principal amount | $																											3,982,500
Aggregate cash proceed | $																											2,950,000
Related Party [Member] | 2022 and 2023 Convertible Promissory Notes [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Fair value | $	$ 6,870,236	$ 6,870,236	$ 6,870,236	$ 6,870,236	$ 6,870,236	$ 6,870,236	$ 6,870,236
Related Party [Member] | 2022 and 2023 Convertible Notes [Member]
Related Party Transaction [Line Items]
Convertible notes payable, fair Value | $																										$ 0	17,220,203
Warrant liability fair value | $																										$ 0	340,918
Related Party [Member] | Whiskey Special Ops 2023 Notes [Member]
Related Party Transaction [Line Items]
Warrant outstanding	558,250	558,250	558,250	558,250	558,250	558,250	558,250
Convertible debt | $	$ 3,247,425	$ 3,247,425	$ 3,247,425	$ 3,247,425	$ 3,247,425	$ 3,247,425	$ 3,247,425																				800,000
Convertible notes payable, fair Value | $	4,815,132	4,815,132	4,815,132	4,815,132	4,815,132	4,815,132	4,815,132
Warrant liability fair value | $	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0																				$ 406,774
Related Party [Member] | Whiskey Special Ops 2023 Notes [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Warrants converted																											106,667
Convertible debt | $															$ 3,247,425												$ 800,000
Convertible notes payable, fair Value | $															$ 8,723,321
Related Party [Member] | Whiskey Special Ops 2023 Notes [Member] | IPO [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Stock price | $ / shares																											$ 5.00
Related Party [Member] | Whiskey Special Ops 2023 Notes [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Warrant outstanding																																				1,203,783
Related Party [Member] | 2023 Barrel Production Contract [Member]
Related Party Transaction [Line Items]
Number of barrels | bbl																600											1,200
Related Party [Member] | May 2024 Accounts Receivable Factoring Agreement [Member]
Related Party Transaction [Line Items]
Accounts receivable factoring arrangement | $														$ 100,000
Factoring arrangement fees percentage														10.00%
Accounts receivable factoring arrangement | $														$ 10,000
Accounts receivable factoring arrangement, amount payable | $													$ 113,285
Related Party [Member] | Accounts Receivable Factoring Agreement [Member]
Related Party Transaction [Line Items]
Factoring arrangement fees percentage													10.00%
Accounts receivable factoring arrangement | $													$ 29,966
Related Party [Member] | Accounts Receivable Factoring Agreement [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares									$ 5.00				$ 5.00
Convertible promissory notes converted									8,333
Related Party [Member] | Accounts Receivable Factoring Agreement [Member] | 6.00 Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares									$ 6.00				$ 6.00
Convertible promissory notes converted									48,073
Related Party [Member] | Accounts Receivable Factoring Agreement [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Convertible promissory notes converted									18,333
Related Party [Member] | Barrels of Aged Whiskey Purchased [Member]
Related Party Transaction [Line Items]
Number of barrels | bbl											50
Purchases from related party | $											$ 110,600
Related Party [Member] | Barrels of Aged Whiskey Purchased [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00				$ 5.00														$ 5.00
Warrants issued for purchase			6,913								5,530
Related Party [Member] | Barrels of Aged Whiskey Purchased [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Shares issued for purchase											11,060
Related Party [Member] | Cost of Aged Whiskey Purchased Per Barrel [Member]
Related Party Transaction [Line Items]
Purchases from related party | $											$ 2,212
Related Party [Member] | Cost of Aged Whiskey Purchased Barrel [Member]
Related Party Transaction [Line Items]
Purchases from related party | $											495
Related Party [Member] | Cost of Aged Whiskey Purchased Spirits [Member]
Related Party Transaction [Line Items]
Purchases from related party | $											1,717
Related Party [Member] | Cost of Aged Whiskey Purchased To Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases from related party | $											24,750
Related Party [Member] | Cost of Aged Whiskey Purchased To Inventory [Member]
Related Party Transaction [Line Items]
Purchases from related party | $											$ 85,850
Related Party [Member] | Barrels of Aged Whiskey Sold [Member]
Related Party Transaction [Line Items]
Number of barrels | bbl										250
Purchases from related party | $										$ 166,667
Annual markup on repurchase, percent										15.00%
Monthly markup on repurchase, percent										1.25%
Related Party [Member] | Convertible 2022 Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount | $	$ 6,311,250	$ 6,311,250	$ 6,311,250	$ 6,311,250	$ 6,311,250	$ 6,311,250	$ 6,311,250																				$ 6,311,250
Aggregate cash proceed | $		4,675,000																									4,675,000
Converted price percentage																										50.00%
Convertible debt | $	$ 4,422,379	$ 4,422,379	$ 4,422,379	$ 4,422,379	$ 4,422,379	$ 4,422,379	$ 4,422,379																				$ 252,621
Related Party [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Ownership percentage																					4.99%					4.99%
Ownership percentage threshold triggering block of warrant exercise																					4.99%					4.99%
Investor Two [Member]
Related Party Transaction [Line Items]
Accounts receivable factoring arrangement | $													$ 1,000
Investor Two [Member] | May 2024 Accounts Receivable Factoring Agreement [Member]
Related Party Transaction [Line Items]
Accounts receivable factoring arrangement | $														1,000
Investor One [Member]
Related Party Transaction [Line Items]
Accounts receivable factoring arrangement | $													$ 1,000
Investor One [Member] | May 2024 Accounts Receivable Factoring Agreement [Member]
Related Party Transaction [Line Items]
Accounts receivable factoring arrangement | $														$ 1,000